Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Components Of Income Before Income Taxes And Equity

The components of income before income taxes and equity in earnings (loss) of affiliated company and provision (benefit) for income taxes as shown in the consolidated statements of operations were as follows:

	Yen (Millions)
	2010	2011	2012
Income before income taxes and equity in earnings (loss) of affiliated company:
The Company and domestic subsidiaries	¥(13,376)	(1,130)	(2,775)
Foreign subsidiaries	3,450	6,681	(667)

	¥(9,926)	5,551	(3,442)

Components Of Provision (Benefit)

	Yen (Millions)
	2010	2011	2012
Provision (benefit) for income taxes:
Current:
The Company and domestic subsidiaries	¥856	813	555
Foreign subsidiaries	818	1,160	1,841
Deferred:
The Company and domestic subsidiaries	(272)	330	(1,513)
Foreign subsidiaries	55	49	(2,123)

	¥1,457	2,352	(1,240)

Reconciliation Of Statutory And Effective Income Tax Rate

A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes was as follows:

	2010	2011	2012
Statutory rates for expense (benefit)	(40.5)%	40.4%	(40.4)%
Effects on income taxes resulting from:
Earnings of foreign subsidiaries taxed at different rate from the statutory rate in Japan	(2.1)	(16.2)	12.3
Tax credits	5.5	(13.7)	(60.9)
Expenses not deductible for tax purposes	0.8	2.6	4.3
Expiration of stock options	—	11.0	9.5
Undistributed earnings of foreign subsidiaries	(1.1)	3.8	(20.0)
Change in valuation allowance	52.3	13.0	(92.1)
Effect of enacted changes in tax laws and rates on Japanese tax	—	—	149.9
Other, net	(0.2)	1.5	1.4

	14.7%	42.4%	(36.0)%

Schedule Of Deferred Tax Assets And Liabilities

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at March 31, 2011 and 2012 were presented below.

	Yen (Millions)
	2011	2012
Deferred tax assets:
Inventories	¥4,356	3,820
Accrued warranty expenses	681	722
Accrued pension and severance costs	5,732	8,426
Accrued expenses	1,557	2,088
Research and development expenses capitalized for tax purposes	2,245	1,807
Operating loss carryforwards	30,352	31,800
Property, plant and equipment	3,054	3,449
Tax credits	3,616	5,873
Other	1,887	1,709

Total gross deferred tax assets	53,480	59,694
Less valuation allowance	(52,082)	(50,188)

Net deferred tax assets	1,398	9,506

Deferred tax liabilities:
Intangible assets	—	(1,615)
Net unrealized gains on marketable securities	(528)	(676)
Undistributed earnings of foreign subsidiaries	(2,567)	(932)
Other	(22)	(57)

Total gross deferred tax liabilities	(3,117)	(3,280)

Net deferred tax assets (liabilities)	¥(1,719)	6,226

Schedule Of Changes In Valuation Allowance

The changes in valuation allowance for the years ended March 31 were as follows:

	Yen (Millions)
	2010	2011	2012
Balance at beginning of year	¥48,015	51,289	52,082
Additions	3,274	793	—
Reductions	—	—	1,894

Balance at end of year	¥51,289	52,082	50,188

Unrecognized Tax Benefits

Unrecognized tax benefits for the year ended March 31, 2012 were as follows:

Yen (Millions)
2012
Balance, April 1, 2011	¥—
Acquisition of Verigy	1,671
Increase for tax positions of previous years	148
Increase for current year tax positions	57
Settlements	(47)
Lapse of the applicable statute of limitations	(341)
Translation adjustments	(4)

Balance, March 31, 2012	1,484